Wells in Progress (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net changes in capitalized additions to wells in progress
Beginning balance	$ 1,219,254
Additions to capital wells in progress costs	8,904,532	1,219,254
Reclassifications to proved properties	(3,698,563)
Ending balance	$ 6,425,509	$ 1,219,254